RELATED-PARTY TRANSACTIONS - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 10,240
Committee fees	5,846
Expense allowance and other benefits	204
Total	16,290	R 14,290
Tim Cumming
Disclosure of transactions between related parties [line items]
Directors' fees	998
Committee fees	692
Expense allowance and other benefits	105
Total	1,795	1,698
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors' fees	998
Committee fees	611
Total	1,609	1,480
Barry Davison
Disclosure of transactions between related parties [line items]
Directors' fees	404
Committee fees	262
Total	666	1,649
Harry Kenyon-Slaney [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	1,103
Committee fees	596
Total	1,699
Rick Menell
Disclosure of transactions between related parties [line items]
Directors' fees	998
Committee fees	833
Total	1,831	1,723
Sello Moloko
Disclosure of transactions between related parties [line items]
Directors' fees	1,407
Total	1,407	1,802
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors' fees	998
Committee fees	611
Total	1,609	1,435
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors' fees	998
Committee fees	784
Expense allowance and other benefits	99
Total	1,881	1,723
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Directors' fees	998
Committee fees	611
Total	1,609	1,491
Jerry Vilakazi
Disclosure of transactions between related parties [line items]
Directors' fees	998
Committee fees	364
Total	1,362	R 1,289
Vincent Maphai [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	340
Committee fees	482
Total	R 822